Dear Valued Shareholder,

Annually we provide shareholders with a report that highlights the performance of the Sparrow Growth Fund. The report shares our actual returns as compared to our performance benchmark, the holdings of the fund as of August 31, 2002 and financial statements.

This year has been a difficult year. Markets adjusted, the economy showed signs of slowing and investor confidence began the wane. Despite these factors, we remained disciplined to our philosophy and continued to implement our process to identify quality growth companies that demonstrated raising earnings potential. The result, our portfolio diversification and stock selection kept us in line with the returns of the S&P 500.

In light of the tragic events of September 11, 2001 and the historic market reaction that resulted, we continue to stay committed to making investment choices that are consistent with our Core Momentum Growth strategy. We believe that remaining invested in Large Cap growth stocks over an investment cycle, will position our investors for long term capital appreciation.

We thank you for your support and we pledge to remain diligent to our investment philosophy and process in an effort to assist our clients in meeting their investment objectives.


Sincerely,




Gerald. R. Sparrow
President


















For a prospectus and more information, including charges and expenses, call toll free 1-888-727-3301. The prospectus should be read carefully before investing. Past performance does not guarantee future results. The material contains forward-looking statements regarding the intent, beliefs, or current expectations of the author. Such forward-looking statements are not a guarantee of future performance, involve risks and uncertainties, and actual results may differ materially from those statements as a result of various factors. The views expressed are subject to change based on market and other conditions.


Distributed by Unified Financial Securities, Inc., 431 N. Pennsylvania St. Indianapolis, IN 46204. Member NASD, SIPC

Management Discussion of Fund Performance

------------------------------ ----------------------- --------------------- ----------------------------
Class A Shares*                                                                Avg. Annual Total Return
                                      One Year             Total Return            Since Inception
                                    Total Return         Since Inception          10/4/98 - 8/31/02
                                   8/31/01- 8/31/02     10/4/98 - 8/31/02
Sparrow Class A                           -8.73%               4.75%                     1.19%
Sparrow Class A                         -13.98%               -1.27%                    -0.33%
(Sales Load Adjusted)
S&P 500                                 -18.01%               -3.88%                    -1.05%
------------------------------ ----------------------- --------------------- ----------------------------


----------------------------- ----------------------- ------------------------ --------------------------
Class C Shares*                                                                Avg. Annual Total Return
                                     One Year              Total Return             Since Inception
                                   Total Return           Since Inception          11/9/00 - 8/31/02
                                _8/31/01- 8/31/02      11/9/00 - 8/31/02
Sparrow Class C                           -9.65%              -33.12%                   -19.92%
Sparrow Class C                         -10.55%               -33.12%                   -19.92%
  (CDSC Adjusted)
S&P 500                                 -18.01%               -31.18%                   -21.99%
----------------------------- ----------------------- ------------------------ --------------------------

* In compliance with SEC guidelines, these results include maximum sales charges and show returns for each of the required periods with capital gains and dividend distributions reinvested. Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of up to 1% if redeemed in the first year of purchase and an annual 12b-1 fee of 1.00%. Class A shares are sold with a maximum initial sales charge of 5.75%.

Date             Sparrow Growth $9,873    S&P500 Index $9,612
Oct-4-98                9,425                   10,000
Nov-30-98              10,650                   11,633
Feb-28-99              12,630                   12,419
May-31-99              12,290                   13,099
Aug-31-99              12,611                   13,328
Nov-30-99              13,534                   14,063
Feb-29-00              14,618                   13,876
May-31-00              13,723                   14,471
Aug-31-00              16,908                   15,501
Nov-30-00              13,751                   13,469
Feb-28-01              12,279                   12,738
May-31-01              11,741                   12,944
Aug-31-01              10,826                   11,722
Nov-30-01              10,740                   11,824
Feb-28-02              10,749                   11,527
May-31-02              10,807                   11,151
Aug-31-02               9,873                    9,612


This graph shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on October 4, 1998 (inception of the Fund) and held through August 31, 2002. The investment in the Fund deducts the maximum sales load, whereas there is no sales load deduction for the index. In addition, the index is an unmanaged group of stocks whose total return includes the reinvestment of any dividends and capital gain distributions, but does not reflect expenses, which have lowered the Fund's return. The Fund's return represents past performance and is not a guarantee of future results.

Date            Sparrow Growth $6,688            S&P500 Index $6,882
Nov-9-00             10,000                            10,000
Nov-30-00             9,468                             9,645
Dec-31-00             9,591                             9,692
Jan-31-01             9,292                            10,036
Feb-28-01             8,422                             9,121
Mar-31-01             7,695                             8,544
Apr-30-01             8,227                             9,207
May-31-01             8,045                             9,269
Jun-30-01             8,026                             9,043
Jul-31-01             7,805                             9,855
Aug-31-01             7,403                             8,395
Sep-30-01             6,669                             7,717
Oct-31-01             6,799                             7,864
Nov-30-01             7,338                             8,467
Dec-31-01             7,506                             8,541
Jan-31-02             7,578                             8,417
Feb-28-02             7,331                             8,254
Mar-31-02             7,604                             8,565
Apr-30-02             7,416                             8,044
May-31-02             7,364                             7,984
Jun-30-02             6,968                             7,415
Jul-31-02             6,688                             6,838
Aug-31-02             6,688                             6,882


This graph shows the value of a hypothetical initial investment of $10,000 in the Class C shares and the S&P 500 Index on November 9, 2000 (inception of the Class) and held through August 31, 2002. The investment in the Fund deducts the maximum sales load, whereas there is no sales load deduction for the index. In addition, the index is an unmanaged group of stocks whose total return includes the reinvestment of any dividends and capital gain distributions, but does not reflect expenses, which have lowered the Fund's return. The Fund's return represents past performance and is not a guarantee of future results.


The Performance tables and the graphs above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sparrow Growth Fund
Schedule of Investments
August 31, 2002

Common Stocks - 97.9%                                                    Shares                                 Value

Aircraft Engines & Engine Parts - 3.7%
United Technologies Corp.                                                    3,200                             $   190,048
                                                                                                            ---------------

Beverages - 4.5%
Pepsi Bottling Group, Inc.                                                   7,900                                 230,680
                                                                                                            ---------------

Computer Communication Equipment - 5.5%
Cisco Systems, Inc. (a)                                                     20,200                                 279,164
                                                                                                            ---------------

Electronic & Other Electrical Equipment (No Computer Equipment) - 4.9%
General Electric Co.                                                         8,200                                 247,230
                                                                                                            ---------------

Electronic Computers - 5.6%
Dell Computer Corp. (a)                                                     10,700                                 284,834
                                                                                                            ---------------

Fabricated Rubber Products - 4.3%
Carlisle Companies, Inc.                                                     4,900                                 219,520
                                                                                                            ---------------

Federal & Federally - Sponsored Credit Agencies - 4.5%
Fannie Mae                                                                   3,000                                 227,340
                                                                                                            ---------------

Finance Services - 2.9%
First Data Corp.                                                             4,300                                 149,425
                                                                                                            ---------------

Food & Kindred Products - 4.4%
Kraft Foods, Inc. - Cl. A                                                    5,600                                 222,712
                                                                                                            ---------------

Gas & Other Services Combined - 6.0%
Sempra Energy Corp.                                                         12,600                                 302,526
                                                                                                            ---------------

Hospital & Medical Service Plans - 4.6%
Aetna, Inc.                                                                  5,500                                 234,355
                                                                                                            ---------------

Motor Vehicles & Passenger Car Bodies - 4.5%
General Motors Corp.                                                         4,800                                 229,728
                                                                                                            ---------------

National Commercial Banks - 4.5%
Marshall & Ilsley Corp.                                                      7,400                                 226,440
                                                                                                            ---------------

Petroleum Refining - 4.5%
Marathon Oil Corp.                                                           9,300                                 230,175
                                                                                                            ---------------

Retail - Auto & Home Supply Stores - 2.5%
AutoZone, Inc. (a)                                                           1,750                                 126,612

                                                                                                            ---------------
See accompanying notes which are an integral part of the financial statments.

Sparrow Growth Fund
Schedule of Investments
August 31, 2002
Common Stocks - 97.9% - continued

Retail - Variety Stores - 4.5%
Target Corp.                                                                 6,600                               $ 225,720
                                                                                                            ---------------

Savings Institutions, Not Federally Chartered - 4.3%
Washington Mutual, Inc.                                                      5,730                                 216,651
                                                                                                            ---------------

Security Brokers, Dealers & Flotation Companies - 4.5%
Lehman Brothers Holdings, Inc.                                               4,000                                 228,040
                                                                                                            ---------------

Services - Computer Programming, Data Processing, Etc. - 3.5%
Electronic Data Systems Corp.                                                4,400                                 177,144
                                                                                                            ---------------

Services - General Medical & Surgical Hospitals - 4.9%
Tenet Healthcare Corp. (a)                                                   5,250                                 247,643
                                                                                                            ---------------

Textiles & Apparel - 3.7%
Nike, Inc. - Class B                                                         4,300                                 185,674
                                                                                                            ---------------

Wholesale - Groceries & Related Products - 5.6%
Sysco Corp.                                                                  9,950                                 282,182
                                                                                                            ---------------

TOTAL COMMON STOCKS (Cost $4,378,760)                                                                            4,963,843
                                                                                                            ---------------

TOTAL INVESTMENTS (Cost $4,378,760) - 97.9%                                                                   $  4,963,843
                                                                                                            ---------------

Other assets less liabilities - 2.1%                                                                               107,618
                                                                                                            ---------------

TOTAL NET ASSETS - 100.0%                                                                                     $  5,071,461
                                                                                                            ===============

(a) Non-income producing.
See accompanying notes which are an integral part of the financial statments.

Sparrow Growth Fund
Statement of Assets and Liabilities
     August 31, 2002


Assets
Investments in securities, at value (cost $4,378,760)                                                         $ 4,963,843
Interest receivable                                                                                                     8
Dividends receivable                                                                                                8,317
Receivable for investments sold                                                                                   279,406
                                                                                                           ---------------
     Total assets                                                                                               5,251,574
                                                                                                           ---------------

Liabilities
Payable to custodian                                                                                              173,857
Accrued advisory fees                                                                                               6,256
                                                                                                           ---------------
     Total liabilities                                                                                            180,113
                                                                                                           ---------------

Net Assets                                                                                                    $ 5,071,461
                                                                                                           ===============

Net Assets consist of:
Paid in capital                                                                                                 6,551,417
Accumulated net realized gain (loss) on investments                                                            (2,065,039)
Net unrealized appreciation (depreciation) on investments                                                         585,083
                                                                                                           ---------------
Net Assets                                                                                                    $ 5,071,461
                                                                                                           ===============

Net Asset Value
Class A:
Net asset value and redemption price per share ($4,665,797 / 446,005) (see Note 2)                                $ 10.46
                                                                                                           ===============

Maximum offering price per Class A share ($10.46 / 94.25%)                                                        $ 11.10
                                                                                                           ===============

Class C:
Net asset value and redemption price per share ($405,664 / 39,398)                                                $ 10.30
                                                                                                           ===============

Minimum redemption price per Class C share ($10.30 x 99.0%)                                                       $ 10.20
                                                                                                           ===============

See accompanying notes which are an integral part of the financial statements.

Sparrow Growth Fund
Statement of Operations
Year ended August 31, 2002


Investment Income
Dividend income                                                                                          $ 79,008
Interest income                                                                                             4,442
                                                                                                    --------------
  Total Income                                                                                             83,450
                                                                                                    --------------

Expenses
Investment advisor fee                                                                                    101,023
12b-1 fee (Class A - $26,537; Class C - $3,764)                                                            30,301
                                                                                                    --------------
  Total Expenses                                                                                          131,324
                                                                                                    --------------
Net Investment Income (Loss)                                                                              (47,874)
                                                                                                    --------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                      (1,010,188)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                               445,777
                                                                                                    --------------
Net realized and unrealized gain (loss) on investment securities                                         (564,411)
                                                                                                    --------------
Net increase (decrease) in net assets resulting from operations                                        $ (612,285)
                                                                                                    ==============

See accompanying notes which are an integral part of the financial statements.

Sparrow Growth Fund
Statement of Changes In Net Assets

                                                                                          Year ended             Year ended
Increase (Decrease) in Net Assets                                                       Aug. 31, 2002           Aug. 31, 2001
                                                                                      -------------------    -------------------
Operations
  Net investment income (loss)                                                                 $ (47,874)             $ (98,291)
  Net realized gain (loss) on investment securities                                           (1,010,188)              (382,691)
  Change in net unrealized appreciation (depreciation)                                           445,777             (2,967,989)
                                                                                      -------------------    -------------------
  Net increase (decrease) in net assets resulting from operations                               (612,285)            (3,448,971)
                                                                                      -------------------    -------------------
Distributions
   From net investment income
     Class A                                                                                           -                      -
     Class C                                                                                           -                      -
   From net realized gain
     Class A                                                                                           -                (10,148)
     Class C                                                                                           -                      -
                                                                                      -------------------    -------------------
  Total distributions                                                                                  -                (10,148)
                                                                                      -------------------    -------------------
Capital Share Transactions
   Proceeds from shares sold
     Class A                                                                                     959,977              2,984,791
     Class C                                                                                     166,594                377,148
   Reinvestment of distributions
     Class A                                                                                           -                 10,113
     Class C                                                                                           -                      -
   Amount paid for shares repurchased
     Class A                                                                                  (2,185,322)            (1,775,365)
     Class C                                                                                     (41,501)                     -
                                                                                      -------------------    -------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                                  (1,100,252)             1,596,687
                                                                                      -------------------    -------------------
Total Increase (Decrease) in Net Assets                                                       (1,712,537)            (1,862,432)
                                                                                      -------------------    -------------------

Net Assets
  Beginning of period                                                                          6,783,998              8,646,430
                                                                                      -------------------    -------------------
  End of period [including accumulated net
    investment income (loss) of  $0 and $0, respectively]                                    $ 5,071,461            $ 6,783,998
                                                                                      ===================    ===================

Capital Share Transactions - A Shares
  Shares sold                                                                                     87,140                215,249
  Shares issued in reinvestment of distributions                                                       -                    728
  Shares repurchased                                                                            (205,485)              (133,724)
                                                                                      -------------------    -------------------
  Net increase (decrease) from capital transactions                                             (118,345)                82,253
                                                                                      ===================    ===================

Capital Share Transactions - C Shares
  Shares sold                                                                                     15,467                 27,736
  Shares issued in reinvestment of distributions                                                       -                      -
  Shares repurchased                                                                              (3,805)                     -
                                                                                      -------------------    -------------------
  Net increase (decrease) from capital transactions                                               11,662                 27,736
                                                                                      ===================    ===================

See accompanying notes which are an integral part of the financial statements.

Sparrow Growth Fund - Class A
Financial Highlights

                                                             Year ended        Year ended        Year ended       Period ended
                                                              August 31,        August 31,        August 31,        August 31,
                                                                2002              2001              2000            1999 (a)
                                                          ---------------   ---------------   ---------------   ---------------

Selected Per Share Data
Net asset value, beginning of period                            $ 11.46           $ 17.94           $ 13.38           $ 10.00
                                                          ---------------   ---------------   ---------------   ---------------
Income from investment operations
  Net investment income (loss)                                    (0.09)            (0.18)            (0.30)            (0.13)
  Net realized and unrealized gain (loss)                         (0.91)            (6.28)             4.86              3.51
                                                          ---------------   ---------------   ---------------   ---------------
Total from investment operations                                  (1.00)            (6.46)             4.56              3.38
                                                          ---------------   ---------------   ---------------   ---------------
Less Distributions to shareholders:
  From net investment income                                       0.00              0.00              0.00              0.00
  From net realized gain                                           0.00             (0.02)             0.00              0.00
                                                          ---------------   ---------------   ---------------   ---------------
Total distributions                                                0.00             (0.02)             0.00              0.00
                                                          ---------------   ---------------   ---------------   ---------------

Net asset value, end of period                                  $ 10.46           $ 11.46           $ 17.94           $ 13.38
                                                          ===============   ===============   ===============   ===============

Total Return                                                     (8.73)%          (36.03)%           34.08%            33.80% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                 $ 4,666            $6,468            $8,646            $5,319
Ratio of expenses to average net assets                           2.21%             2.31%             2.50%             2.50% (c)
Ratio of net investment income to
   average net assets                                           (0.81)%           (1.31)%           (2.00)%           (1.03)%(c)
Portfolio turnover rate                                         218.18%           144.44%           117.57%           166.41%


(a)  For the period October 4, 1998 (commencement of operations) through August 31, 1999.
(b)  For periods of less than a full year, total return is not annualized.
(c)  Annualized.

See accompanying notes which are an integral part of the financial statements.

Sparrow Growth Fund - Class C
Financial Highlights

                                                                              Year ended           Period ended
                                                                              August 31,            August 31,
                                                                                 2002                2001 (a)
                                                                           ------------------    ------------------

Selected Per Share Data
Net asset value, beginning of period                                                 $ 11.40               $ 15.40
                                                                           ------------------    ------------------
Income from investment operations
  Net investment income (loss)                                                         (0.10)                (0.17)
  Net realized and unrealized gain (loss)                                              (1.00)                (3.83)
                                                                           ------------------    ------------------
Total from investment operations                                                       (1.10)                (4.00)
                                                                           ------------------    ------------------
Less Distributions to shareholders:
  From net investment income                                                            0.00                  0.00
  From net realized gain                                                                0.00                  0.00
                                                                           ------------------    ------------------
Total distributions                                                                     0.00                  0.00
                                                                           ------------------    ------------------

Net asset value, end of period                                                       $ 10.30               $ 11.40
                                                                           ==================    ==================

Total Return                                                                       (9.65)%              (25.97)(b)

Ratios and Supplemental Data
Net assets, end of period (000)                                                    $ 406                 $ 316
Ratio of expenses to average net assets                                             2.75%                 2.72% (c)
Ratio of net investment income to
   average net assets                                                              (0.98)%               (1.66)(c)
Portfolio turnover rate                                                           218.18%               144.44%


(a)  For the period November 9, 2000 (commencement of operations) through August 31, 2001.
(b)  For periods of less than a full year, total return is not annualized.
(c)  Annualized.

See accompanying notes which are an integral part of the financial statements.


                                                        Sparrow Growth Fund
                                                  Notes to Financial Statements
                                                          August 31, 2002

NOTE 1.  ORGANIZATION

The Sparrow Growth Fund (the "Fund") was organized as a series of Sparrow Funds (the "Trust") on July 14, 1998 and commenced operations on October 4, 1998. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 14, 1998 (the "Trust Agreement"). The Fund's investment objective is to provide long-term capital appreciation. The Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Board has authorized two classes of shares: Class A shares and Class C shares. Each class is subject to different expenses and a different sales charge structure.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund's Advisor, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deductions for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short-term capital gains to individuals are taxed at the same rate as ordinary income. Net realized gains or losses may differ for financial and tax reporting purposes for the Fund primarily as a result of losses from wash sales, which are not recognized for tax purposes until the corresponding shares are sold.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Income dividends and capital gain distributions are automatically reinvested in additional shares at net asset value per share on the distribution date, unless the shareholder has elected to receive payment in cash.

                                                        Sparrow Growth Fund
                                                   Notes to Financial Statements
                                                    August 31, 2002 - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Securities Transactions and Investment Income - Security transactions are recorded on a trade date basis. The cost of securities sold is determined using the first-in-first-out method. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Contingent Deferred Sales Charges - With respect to Class A Shares, there is no initial sales charge on purchases of $1 million or more, or purchases by qualified retirement plans with at least 200 eligible employees; however, a contingent deferred sales charge ("CDSC") of 1%, based on the lower of the shares' cost or current net asset value ("NAV"), will be imposed on such purchases if the shares are redeemed within twelve months of purchase. With respect to Class C Shares, there is no initial sales charge, however, Class C Shares are subject to a CDSC of 1.00% based on the lower of the shares' cost or current NAV, if the shares are redeemed within one year of purchase. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge.

Other  -  Generally  accepted  accounting   principles  require  that  permanent
financial reporting/tax differences relating to shareholder distributions be reclassified to paid-in capital.

NOTE 3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Sparrow Capital Management, Inc. (the "Adviser") to manage the Fund's investments. The Advisor is an independent investment counselor and registered investment advisor which, together with its affiliated minority-owned investment management firm, Buford, Dickson, Harper & Sparrow, Inc., has over $200 million of core momentum growth stock assets under management. Clients primarily include high net worth individuals and families, but also include a number of institutional clients such as pension funds. The firm was founded in 1988 and is 100% owned by the President and founder, Gerald R. Sparrow. The sole investment focus of the firm is "core momentum growth stocks" (as defined in "Principal Strategies" in the Fund's Prospectus). The investment decisions of the Fund are made by the Advisor's investment committee, which is primarily responsible for the day-to-day management of the Fund's portfolio. Officers of the Advisor are also trustees of the Fund.

Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments and pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), Rule 12b-1 distribution expenses, fees and expenses of the non-interested person trustees and extraordinary expenses. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.75% of the average daily net assets of Class A shares and 1.75% of the average daily net assets of Class C shares. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future. For the year ended August 31, 2002 the Advisor received a fee of $101,023 from the Fund.

The Fund retains Unified Fund Services, Inc. ("Unified") to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Fund retains Unified Financial Securities, Inc. (the "Distributor") to act as the principal distributor of the Fund's shares. The services of the administrator, transfer agent, fund accountant, and Distributor are operating expenses paid by the Advisor.

                                                       Sparrow Growth Fund
                                                  Notes to Financial Statements
                                                   August 31, 2002 - continued

NOTE 3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Each class has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each "Plan") under which each class is authorized to incur distribution expenses at a maximum annual rate of 0.50% of the average daily net assets for Class A and 1.00% of the average daily net assets for Class C, including 0.25% shareholder services fee only for Class C. The expenses may include, but are not limited to, the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plans) who engage in or support distribution of shares; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating the Plans. Each Plan is designed to promote the sale of shares of the Fund. For the year ended August 31, 2002, Class A incurred 12b-1 expenses of $26,537 and Class C incurred 12b-1 expenses of $3,764.

NOTE 4.  INVESTMENT TRANSACTIONS

For the year ended August 31, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $12,161,010 and $13,129,152, respectively. As of August 31, 2002, the gross unrealized appreciation for all securities totaled $663,549 and the gross unrealized depreciation for all securities totaled $78,466 for a net unrealized appreciation of $585,083. The aggregate cost of securities for federal income tax purposes at August 31, 2002 was $4,378,760.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2002, Paul S. Herrin owned, in aggregate, 56.2% of the Class C shares of the Fund.

The Advisor, the Distributor and Sun Security Bank (the "Bank") have entered into an agreement whereby advance commissions received by the Distributor are paid to the Bank on behalf of the Advisor. For the year ended August 31, 2002 the Distributor paid advance commissions of $2,242 to the Bank. The Advisor has reimbursed the Fund for this amount.

                                                       Sparrow Growth Fund
                                                  Notes to Financial Statements
                                                   August 31, 2002 - continued


NOTE 7 - CAPITAL LOSS CARRYFORWARDS

At August 31, 2002, the Fund has capital loss carryforwards of $1,038,081 which begin to expire in 2007. The Fund also has elected to defer post-October losses totaling $575,639.

NOTE 8 - DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during 2002 and 2001 was as follows:

                                                       2002                  2001
                                                 -----------------     -----------------
                                                 -----------------     -----------------
       Distributions paid from:
          Ordinary income                        $              0      $              0
          Long-term gain
                                                                0                10,148
                                                 -----------------     -----------------
                                                                0                10,148
                                                 -----------------     -----------------


As of August 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

       Undistributed ordinary income (loss)                     $       (1,507,317)
       Undistributed long-term gain (loss)                                  11,295
       Unrealized appreciation (depreciation)                               16,066
                                                                ---------------------
                                                                $       (1,479,956)
                                                                ---------------------
                                                                ---------------------

The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of post October losses.

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee or officer who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

============================== ============== =============== ================================ ================ =================
Name, Address, and Age         Position(s)    Term of         Principal Occupation(s)          Number of        Other
                               Held with      Office and      During Past 5 Years              Portfolios in    Directorships
                               Fund           Length of                                        Fund Complex     Held by Director
                                              Time Served                                      Overseen by
                                                                                               Director
------------------------------ -------------- --------------- -------------------------------- ---------------- -----------------
Gerald R. Sparrow*             Trustee,       Indefinite      Director, President and                 1         None
225 S. Meramec Avenue, #732    President      Term; served    Treasurer of Sparrow Capital
St. Louis, MO  63105           and Treasurer  4 yrs.          Management Incorporated;
Year of Birth: 1959                                           President of Buford Dickson
                                                              Harper Sparrow, an advisory
                                                              company; General partner of
                                                              Sparrow Fund L.P., an advisory
                                                              company.
------------------------------ -------------- --------------- -------------------------------- ---------------- -----------------
Alex Ramos*                    Secretary      Indefinite      Analyst for Sparrow Capital             1         None
225 S. Meramec Avenue, #732                   Term; served    Management Incorporated from
St. Louis, MO  63105                          4 yrs.          August 1997 through present.
Year of Birth: 1974
------------------------------ -------------- --------------- -------------------------------- ---------------- -----------------
Herschel W. Townsend           Trustee        Indefinite      Pharmacist for Schnucks, a              1         None
1589 Sierra Vista Plaza                       Term; served    grocery/pharmacy, from January
St. Louis, MO  63138                          4 yrs.          1991 through present.
Year of Birth: 1940
------------------------------ -------------- --------------- -------------------------------- ---------------- -----------------
Donald D. Woodruff             Trustee        Indefinite      President of Robinson, Inc. a           1         None
2526 Woodson Road                             Term; served    retail (sales of hearing aids)
St. Louis, MO  63114                          4 yrs.          company from June 1992 through
Year of Birth: 1956                                           present.
============================== ============== =============== ================================ ================ =================

* Messrs. Sparrow and Ramos are "interested persons" of the Fund by virtue of their positions with the Fund's investment adviser.

                                            INDEPENDENT AUDITOR'S REPORT




To The Shareholders and
Board of Trustees
Sparrow Growth Fund:

We have audited the accompanying statement of assets and liabilities of Sparrow Growth Fund, including the schedule of portfolio investments, as of August 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years and the period from October 4, 1998 (commencement of operations) through August 31, 1999 in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash owned as of August 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Sparrow Growth Fund as of August 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years and the period from October 4, 1998 (commencement of operations) through August 31, 1999 in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



McCurdy & Associates CPA's, Inc.
Westlake, Ohio
September 16, 2002